Loss Per Share - Schedule of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net loss attributable to common shareholders, basic	$ (217,914)	$ (35,917)	$ (16,916)	$ (34,503)	$ (21,785)	$ (22,239)	$ 10,910	$ (15,245)	$ (305,250)	$ (48,359)	$ (52,127)
Add: Interest on 2033 Senior Notes									0	2,451	0
Change in fair value of embedded derivative income									0	(7,001)	0
Net loss attributable to common shareholders, diluted									$ (305,250)	$ (52,909)	$ (52,127)
Denominator
Weighted average common shares outstanding, basic (in shares)									559,160,565	550,846,553	488,065,908
Effect of dilutive securities:
2033 Senior Notes (in shares)									0	4,758,000	0
Dilutive potential shares (in shares)									0	4,758,000	0
Weighted average common shares outstanding, diluted (in shares)									559,160,565	555,605,448	488,065,908
Loss per share, basic (in dollars per share)	$ (0.39)	$ (0.06)	$ (0.03)	$ (0.06)	$ (0.04)	$ (0.04)	$ 0.02	$ (0.03)	$ (0.55)	$ (0.09)	$ (0.11)
Loss per share, diluted (in dollars per share)	$ (0.39)	$ (0.06)	$ (0.04)	$ (0.06)	$ (0.05)	$ (0.04)	$ 0.01	$ (0.03)	$ (0.55)	$ (0.10)	$ (0.11)